TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Transactions And Balances With Related Parties (Tables) [Line Items]
Schedule of Transactions
	Nine months ended September 30,		Three months ended September 30
	2024	2023	2024	2023
Share-based compensation included in research and development expenses	$1,796	$51	$1,762	$17
Share-based compensation included in general and administrative expenses	$2,972	$36	$2,948	$12
Financial expenses	$(47)	$40	$(182)	$40

	Year ended December 31
	2023	2022
Share-based compensation included in research and development expenses	$69	$49
Share-based compensation included in general and administrative expenses	$48	$37
Financial expenses	$83	$-

Schedule of Balance
	September 30, 2024	December 31, 2023
Non-Current liabilities -
Warrants to purchase preferred shares	$-	$186
Private warrants to purchase ordinary shares	$10	-
Promissory Note	$3,106	$-

	December 31
	2023	2022
Non-Current liabilities —
Warrants to preferred shares	$186	$-

MORINGA ACQUISITION CORP [Member]
Transactions And Balances With Related Parties (Tables) [Line Items]
Schedule of Balance
	June 30, 2024	December 31, 2023
	In U.S. dollars
Promissory notes	3,346,000	2,841,000
Accrual for Administrative Services Agreement	-	20,000
	3,346,000	2,861,000

	December 31, 2023	December 31, 2022
	U.S. dollars
Promissory notes	2,841,000	1,190,000
Accrual for Administrative Services Agreement	20,000	-
	2,861,000	1,190,000